Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss attributable to Net Element, Inc. stockholders	$ 304,562	$ (1,366,216)	$ (5,941,434)	$ (6,458,382)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-controlling interest	(14,140)	(11,228)	(35,054)	(106,261)
Share based compensation	11,258	38,400	2,718,152	2,050,862
Deferred revenue	(480,829)	(470,205)	206,212	(94,732)
Provision for bad debt	648	485	2,968	(9,226)
Depreciation and amortization	735,678	779,443	3,035,799	3,120,243
Non cash interest		12,294	386,004	56,875
Changes in assets and liabilities:
Accounts receivable	(2,075,791)	2,520,395	(581,557)	(263,758)
Due from Mullen Technologies, Inc.	(999,975)		(480,000)
Prepaid expenses and other assets	(162,100)	364,019	198,448	(132,218)
Accounts payable and accrued expenses	425,421	(1,419,019)	3,512,074	(1,642,618)
Net cash provided by (used in) operating activities	(2,255,268)	448,368	3,021,612	(2,152,649)
Cash flows from investing activities:
Purchase of portfolios and client acquisition costs	(148,192)	(427,031)	(603,533)	(2,313,662)
Purchase of equipment and changes in other assets	418,612	6,049	(1,376,810)	(138,000)
Net cash used in investing activities	270,420	(420,982)	(1,818,343)	(2,451,662)
Cash flows from financing activities:
Proceeds from indebtedness	2,000,000	155,206	4,666,190	3,034,500
Repayment of indebtedness	(251,547)	(145,040)	(2,971,054)	(162,447)
Lease liability	(33,618)	(31,950)	420,608	380,986
Related party advances	(52,590)	133,743	255,576	202,471
Net cash provided by financing activities	1,662,245	111,959	3,022,712	3,455,510
Effect of exchange rate changes on cash	(20,120)	5,969	(20,225)	15,505
Net increase (decrease) in cash	(342,723)	145,314	4,205,756	(1,133,296)
Cash and restricted cash at beginning of year	5,322,011	1,116,255	1,116,255	2,249,551
Cash and restricted cash at end of year	4,979,288	1,261,569	5,322,011	1,116,255
Supplemental disclosure of cash flow information
Interest	1,446,640	730,993	1,060,636	730,993
Taxes	266,559	120,544	266,559	120,544
Non Cash activities:
Shares issued for redemption of indebtedness	$ 3,822,290		$ 3,822,290